EQUITY TRANSACTIONS AND LOANS FROM RELATED PARTIES (Detail Textuals) - USD ($)			1 Months Ended	12 Months Ended
	Mar. 14, 2016	Oct. 06, 2015	Sep. 18, 2015	Dec. 31, 2016	Feb. 02, 2016
Related Party Transaction [Line Items]
Exercise price of warrants					$ 0.15
Series B Convertible Preferred Stock
Related Party Transaction [Line Items]
Number of shares issued	1,360
Number of warrants to purchase common stock	13,600
Exercise price of warrants	$ 0.15
Private placement | Warrants to purchase common stock issued and outstanding
Related Party Transaction [Line Items]
Number of stock units issued			10
Exercise price of warrants			$ 0.15
Private placement | Warrants to purchase common stock issued and outstanding | Unrelated Third Party
Related Party Transaction [Line Items]
Number of shares issued			1,500,000
Private placement | Series B Convertible Preferred Stock
Related Party Transaction [Line Items]
Number of stock units issued			1
Private placement | Series B Convertible Preferred Stock | Unrelated Third Party
Related Party Transaction [Line Items]
Number of shares issued			150,000
Private placement | Co-Investment Fund II L.P.
Related Party Transaction [Line Items]
Common stock ownership percent			5.00%
Private placement | Co-Investment Fund II L.P. | Warrants to purchase common stock issued and outstanding
Related Party Transaction [Line Items]
Number of shares issued			6,964,750
Private placement | Co-Investment Fund II L.P. | Series B Convertible Preferred Stock
Related Party Transaction [Line Items]
Number of shares issued			696,475
Private placement | Michael Azeez | Warrants to purchase common stock issued and outstanding
Related Party Transaction [Line Items]
Number of warrants to purchase common stock			11,631,410
Private placement | Michael Azeez | Series B Convertible Preferred Stock
Related Party Transaction [Line Items]
Number of shares issued			1,163,141
Private placement | Investors
Related Party Transaction [Line Items]
Proceeds from investment			$ 3,489,423
Number of shares issued			1,163,141
Shares issued price per share			$ 3.00
Private placement | Edmond Walters | Warrants to purchase common stock issued and outstanding
Related Party Transaction [Line Items]
Number of shares issued			1,666,660
Private placement | Edmond Walters | Series B Convertible Preferred Stock
Related Party Transaction [Line Items]
Number of shares issued			166,666
Private placement | Azeez Enterprises | Warrants to purchase common stock issued and outstanding
Related Party Transaction [Line Items]
Number of shares issued			1,500,000
Private placement | Azeez Enterprises | Series B Convertible Preferred Stock
Related Party Transaction [Line Items]
Number of shares issued			150,000
Purchase Agreement | Co-Investment Fund II L.P. | Notes
Related Party Transaction [Line Items]
Number of units issued upon loan payable				696,475
Purchase Agreement | Co-Investment Fund II L.P. | Warrants to purchase common stock issued and outstanding | Notes
Related Party Transaction [Line Items]
Number of warrants to purchase common stock				6,964,750
Purchase Agreement | Co-Investment Fund II L.P. | Series B Convertible Preferred Stock | Notes
Related Party Transaction [Line Items]
Number of stock units issued				696,475
Purchase Agreement | Edmond Walters
Related Party Transaction [Line Items]
Number of units issued upon loan payable				166,666
Purchase Agreement | Independence Blue Cross, LLC
Related Party Transaction [Line Items]
Maximum number of additional units permitted to be sold			1,000,000
Purchase Agreement | Private placement | Independence Blue Cross, LLC
Related Party Transaction [Line Items]
Common stock ownership percent		5.00%
Shares issued price per share		$ 3.00
Proceeds from private placement		$ 999,999
Purchase Agreement | Private placement | Independence Blue Cross, LLC | Warrants to purchase common stock issued and outstanding
Related Party Transaction [Line Items]
Number of warrants to purchase common stock		3,333,330
Exercise price of warrants		$ 0.15
IBC Purchase Agreement | Private placement | Series B Convertible Preferred Stock
Related Party Transaction [Line Items]
Number of shares issued		333,333